ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2020	2019
Employees and payroll accruals	$257	$307
Institutions and income tax payable	140	143
Accrued expenses	1,368	1,857
Related parties	4	10
	$1,769	$2,317